Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012
Liabilities (CHF million)
Due to banks	1,903	2,756	3,413	3,324
Customer deposits	3,600	4,707	4,643	4,825
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443	102,500	108,784	143,714
Obligation to return securities received as collateral	21,675	33,199	30,045	30,191
Trading liabilities	89,917	91,490	90,816	115,782
Short-term borrowings	5,620	5,941	4,513	4,456
Long-term debt	63,942	64,547	65,384	66,952
Other liabilities	23,740	25,233	26,871	29,818
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	20,930		29,677
Trading liabilities	54,659		46,867
Short-term borrowings	0		0
Long-term debt	17		218
Other liabilities	0		0
Total liabilities	75,606		76,762
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	17		218
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	216		92
Trading liabilities	24,011		25,782
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	23,723		25,623
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	74		0
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,714		29,585
Trading liabilities	15,498		17,912
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	15,150		3,173
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	6,895		628
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	75		1
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0		0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	7,528		2,305
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	1,903		3,413
Customer deposits	3,538		4,618
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443		108,784
Obligation to return securities received as collateral	745		368
Trading liabilities	679,871		841,631
Short-term borrowings	5,427		4,389
Long-term debt	52,965		55,068
Other liabilities	21,387		24,399
Total liabilities	845,279		1,042,670
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,538		10,565
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	19,652		22,543
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	11,377		11,006
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,342		2,523
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	186		350
Trading liabilities	9,277		7,014
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	2,573		1,476
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	184		320
Trading liabilities	5,745		5,030
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	559		18
Trading liabilities	389		389
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	670,205		834,228
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	524,316		693,430
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	80,097		76,963
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	27,823		28,952
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	29,276		27,684
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	62		25
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	5,369		5,356
Short-term borrowings	193		124
Long-term debt	10,960		10,098
Other liabilities	2,677		2,848
Total liabilities	19,261		18,451
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,306		6,189
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	3,088		2,551
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	936		1,160
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	10		196
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	10		196
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	21		6
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,338		5,154
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,095		1,357
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1,312		1,648
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,361		819
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,244		1,003
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(649,982)		(803,038)
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	(324)		(376)
Total liabilities	(650,306)		(803,414)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(649,982)		(803,038)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	1,903		3,413
Customer deposits	3,600		4,643
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443		108,784
Obligation to return securities received as collateral	21,675		30,045
Trading liabilities	89,917		90,816
Short-term borrowings	5,620		4,513
Long-term debt	63,942		65,384
Other liabilities	23,740		26,871
Total liabilities	289,840		334,469
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,538		10,565
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	25,958		28,732
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	14,482		13,775
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,278		3,683
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	402		442
Trading liabilities	33,298		32,992
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	26,296		27,099
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	184		320
Trading liabilities	5,829		5,226
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	21,273		29,603
Trading liabilities	15,908		18,307
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	40,711		39,517